Note 5 - Notes Payable (Details Textual)				1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	Dec. 04, 2017 USD ($)	Jul. 14, 2016 USD ($) $ / shares shares	Sep. 15, 2015 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares shares	Oct. 30, 2017 $ / shares shares	Aug. 25, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 15, 2017	Sep. 15, 2016 $ / shares shares	May 01, 2016 USD ($)	Apr. 06, 2016 USD ($)	Feb. 01, 2016 USD ($)	Sep. 30, 2015 $ / shares
Gain (Loss) on Extinguishment of Debt										$ (991,939)
Interest Expense						$ 754,379	$ 81,575		$ 201,367	$ 162,834
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 3.68	$ 6.19	$ 3.42		$ 3.42	$ 3.68	$ 6.19									$ 8.92
Adjustments to Additional Paid in Capital, Warrant Issued										$ 756,637
Debt Instrument, Unamortized Discount				$ 0	$ 35,250	$ 843,452		$ 843,452	0	35,250
Proceeds from Notes Payable						1,726,000	24,657		104,657	724,544
Repayments of Notes Payable							227,904		227,904	0
Amortization of Debt Discount (Premium)						708,645	21,668		9,636	0
Strategic Capital Partners [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 1.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.50
Line of Credit Outstanding Amount Assumed by Related Party		$ 521,297
Notes Payable, Related Parties		$ 2,431,646		1,978,683	$ 2,024,297	1,931,646		1,931,646	1,978,683	2,024,297
Debt Conversion, Converted Instrument, Shares Issued | shares		400,000
Average Daily Volume Of Shares Trades | shares		100,000
Debt Instrument, Unamortized Premium		$ 72,651		47,037		41,696		41,696	47,037
Amortization of Debt Discount (Premium)						5,341	9,763		25,614	$ 0
Strategic Capital Partners [Member] | Debt Converted into Common Stock [Member]
Debt Conversion, Original Debt, Amount		500,000
Strategic Capital Partners [Member] | Debt Converted into Promissory Notes [Member]
Debt Conversion, Original Debt, Amount		$ 1,931,646
Warrants Issued to Unrelated Parties Lenders [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					75,000					75,000	660,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.75					$ 0.75	$ 1.50
Adjustments to Additional Paid in Capital, Warrant Issued					$ 35,250
Debt Instrument, Unamortized Discount					$ 35,250					$ 35,250
Warrants to Purchase Additional Shares [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					75,000					75,000					75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.25					$ 1.25					$ 1.25
Warrants to Purchase Additional Shares [Member] | Strategic Capital Partners [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 3
Average Daily Volume Of Shares Trades | shares		100,000
Warrant to Related Party, Set 1 [Member] | Strategic Capital Partners [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.50
Loan Secured by Land [Member]
Repayments of Notes Payable	$ 990,000					990,000
Promissory Note One [Member] | Strategic Capital Partners [Member]
Debt Instrument, Interest Rate, Stated Percentage		9.50%
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 1.25
Interest Payable				47,630					47,630
Notes Payable, Related Parties		$ 1,000,000
Convertible Debt, Number of Trading Days		20
Average Daily Volume Of Shares Trades | shares		100,000
Period to Notify End of Right to Convert Notes		10 days
Period before Right to Convert Notes Expires		45 days
Promissory Note Two [Member] | Strategic Capital Partners [Member]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Gain (Loss) on Extinguishment of Debt										$ (901,939)
Interest Payable				37,368		106,596	84,998	106,596	37,368				$ 0
Notes Payable, Related Parties		$ 931,646
Potential Buyer of Land, Held-for-sale [Member]
Proceeds from Short-term Debt			$ 900,000
Debt Instrument, Interest Rate, Stated Percentage			12.00%											18.00%			18.00%
Debt Instrument, Face Amount																	$ 990,000
Gain (Loss) on Extinguishment of Debt										(90,000)
Interest Expense									188,100	150,497
Proceeds from Notes Payable									24,657
Repayments of Notes Payable									227,904
Interest Payable				0					0
Third Party [Member] | Loan Secured by Land [Member]
Repayments of Short-term Debt			$ 650,000
Unrelated Party [Member]
Interest Expense									4,267	12,337
Long-term Line of Credit					$ 203,247					203,247
Convertible Debt				0	$ 75,000				0	$ 75,000
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.75					$ 0.75
Debt Instrument, Unamortized Discount				0					0
Line of Credit Facility, Current Borrowing Capacity																$ 1,000,000		$ 200,000
Unrelated Party [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage					8.00%					8.00%
Unrelated Party [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage					18.00%					18.00%
Unrelated Party [Member] | Promissory Notes [member]
Debt Instrument, Interest Rate, Stated Percentage												12.00%
Interest Expense						3,057	$ 0		1,255	$ 0
Interest Payable				1,255		$ 4,311		4,311	$ 1,255
Line of Credit Facility, Maximum Borrowing Capacity												$ 150,000
Proceeds from Lines of Credit				$ 80,000				$ 89,677